Exit, Disposal And Restructuring Activities (Tables)	12 Months Ended
Jul. 02, 2011
Summary Of Exit, Disposal And Restructuring Actions

In millions	2011	2010	2009
Exit and business dispositions	$105	$84	$98
Selling, general and administrative expenses	58	23	20
Reduction in income from continuing operations before income taxes	163	107	118
Income tax benefit	(46)	(35)	(31)
Reduction in income from continuing operations	$117	$72	$87
Impact on diluted EPS from continuing operations	$0.19	$0.11	$0.13

Impact Of Restructuring Actions On Corporate Business Segments And Unallocated Corporate Expenses

In millions	2011	2010	2009
North American Retail	$11	$4	$–
North American Foodservice	6	10	(1)
International Beverage	34	12	53
International Bakery	28	47	38
Decrease in business segment income	79	73	90
Increase in general corporate expenses	84	34	28
Total	$163	$107	$118

Restructuring 2011 Actions [Member]
Net Charges For Exit Disposal And Transformation Actions And Related Reserve Status

In millions	Employee Termination and Other Benefits	IT and Other Costs	Non- cancellable Leases/ Contractual Obligations	Total
Exit, disposal and other costs recognized during 2011	$104	$58	$9	$171
Charges recognized in discontinued operations	59	38	–	97
Cash payments	(40)	(72)	–	(112)
Non-cash charges	2	–	–	2
Foreign exchange impacts	4	–	–	4
Accrued costs as of July 2, 2011	$129	$24	$9	$162

Restructuring 2010 Actions [Member]
Net Charges For Exit Disposal And Transformation Actions And Related Reserve Status

In millions	Employee Termination and Other Benefits	IT and Other Costs	Non- cancellable Leases	Asset and Business Disposition Actions	Total
Exit, disposal and other costs recognized during 2010	$ 59	$ 24	$ 15	$ 20	$118
Charges recognized in discontinued operations	9	6	9	–	24
Cash payments	(22)	(21)	(11)	–	(54)
Non-cash charges	(1)	–	–	–	(1)
Foreign exchange impacts	(5)	–	–	–	(5)
Asset and business disposition losses	–	–	–	(20)	(20)
Accrued costs as of July 3, 2010	40	9	13	–	62
Cash payments	(24)	(9)	(5)	–	(38)
Change in estimate	(4)	–	–	–	(4)
Change in estimate recognized in discontinued operations	(1)	–	–	–	(1)
Non-cash charges	(5)	–	2	–	(3)
Foreign exchange impacts	3	–	–	–	3
Asset and business disposition losses	–	–	–	–	–
Accrued costs as of July 2, 2011	$ 9	$ –	$ 10	$ –	$ 19

Restructuring 2009 Actions [Member]
Net Charges For Exit Disposal And Transformation Actions And Related Reserve Status

In millions	Employee Termination and Other Benefits	IT and Other Costs	Total
Exit, disposal and other costs recognized during 2009	$101	$19	$120
Charges recognized in discontinued operations	13	3	16
Non-cash charges	–	(2)	(2)
Cash payments	(23)	(14)	(37)
Accrued costs as of June 27, 2009	91	6	97
Non-cash charges	(3)	–	(3)
Cash payments	(53)	(2)	(55)
Change in estimate	(11)	(1)	(12)
Foreign exchange impacts	(2)	–	(2)
Accrued costs as of July 3, 2010	22	3	25
Cash payments	(10)	–	(10)
Change in estimate	(6)	–	(6)
Foreign exchange impacts	1	–	1
Accrued costs as of July 2, 2011	$ 7	$ 3	$ 10